SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Jun. 30, 2012
Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Order Or Production Backlog [Member]
Finite-Lived Intangible Asset, Useful Life	2 years